BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions	The acquisition-date fair value of the consideration transferred is as follows, in thousand:
March 11, 2022
Cash	$1,850
Other consideration transferred	—
Purchase price	$1,850

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following is a purchase price allocation as of the March 11, 2022, acquisition date, in thousands:
March 11, 2022
Cash	$679
Accounts receivable	247
Other current assets	45
Fixed Assets	5
Certificate	1,200
Customer Relationships	301
Deferred tax liability	(385)
Accounts Payable and Accrued Expenses	(877)
Net Assets Acquired	$1,215
Goodwill	635
Total consideration	$1,850